UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2012

Date of reporting period: August 31, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name				Shares	Value
Affiliated Master Portfolios : 99.53%
Wells Fargo Advantage C&B Large Cap Value Portfolio				N/A	$665,371
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				N/A	2,005,580
Wells Fargo Advantage Emerging Growth Portfolio				N/A	201,194
Wells Fargo Advantage Equity Value Portfolio				N/A	667,836
Wells Fargo Advantage Index Portfolio				N/A	1,990,132
Wells Fargo Advantage Inflation-Protected Bond Portfolio				N/A	2,212,397
Wells Fargo Advantage International Equity Portfolio				N/A	296,103
Wells Fargo Advantage International Growth Portfolio				N/A	297,548
Wells Fargo Advantage International Index Portfolio				N/A	297,244
Wells Fargo Advantage International Value Portfolio				N/A	297,321
Wells Fargo Advantage Large Company Value Portfolio				N/A	662,347
Wells Fargo Advantage Managed Fixed Income Portfolio				N/A	15,471,989
Wells Fargo Advantage Small Cap Value Portfolio				N/A	199,547
Wells Fargo Advantage Small Company Growth Portfolio				N/A	199,814
Wells Fargo Advantage Small Company Value Portfolio				N/A	200,267
Wells Fargo Advantage Stable Income Portfolio				N/A	9,991,320
Wells Fargo Advantage Total Return Bond Portfolio				N/A	4,421,724

Total Affiliated Master Portfolios (Cost $39,128,830)					40,077,734

				Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)				$22,191	5,991

Total Other (Cost $5,282)					5,991

Short-Term Investments : 0.41%

		Yield	Maturity date
U.S. Treasury Securities : 0.41%
U.S. Treasury Bill #(z)		0.04%	9-6-12	165,000	164,999

Total Short-Term Investments (Cost $165,000)					164,999

Total investments in securities (Cost $39,299,112)*	99.96%				40,248,724

Other assets and liabilities, net	0.04				16,412

Total net assets	100.00%				$40,265,136

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $40,664,182 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$949,612
Gross unrealized depreciation	(1,365,070)

Net unrealized depreciation	$(415,458)

1

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Conservative Allocation Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$40,077,734	$0	$40,077,734
Other	0	0	5,991	5,991
Short-term investments
U.S. Treasury securities	164,999	0	0	164,999

	$164,999	$40,077,734	$5,991	$40,248,724

As of August 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$102,377	$0	$0	$102,377

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended August 31, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at August 31, 2012	Unrealized Gains (Losses)
9-20-12	5 Long	S&P 500 Index	$1,756,375	$120,290
12-19-12	13 Short	30-Year U.S. Treasury Bonds	1,968,281	(17,913)

The Fund had an average notional amount of $1,657,495 and $1,931,830 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name				Shares	Value
Affiliated Master Portfolios : 98.37%
Wells Fargo Advantage C&B Large Cap Value Portfolio				N/A	$12,689,930
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				N/A	38,046,018
Wells Fargo Advantage Emerging Growth Portfolio				N/A	3,760,834
Wells Fargo Advantage Equity Value Portfolio				N/A	12,701,864
Wells Fargo Advantage Index Portfolio				N/A	38,012,223
Wells Fargo Advantage Inflation-Protected Bond Portfolio				N/A	8,181,896
Wells Fargo Advantage International Equity Portfolio				N/A	5,618,806
Wells Fargo Advantage International Growth Portfolio				N/A	5,668,351
Wells Fargo Advantage International Index Portfolio				N/A	5,650,971
Wells Fargo Advantage International Value Portfolio				N/A	5,641,443
Wells Fargo Advantage Large Company Value Portfolio				N/A	12,664,898
Wells Fargo Advantage Managed Fixed Income Portfolio				N/A	57,267,715
Wells Fargo Advantage Small Cap Value Portfolio				N/A	3,791,202
Wells Fargo Advantage Small Company Growth Portfolio				N/A	3,805,877
Wells Fargo Advantage Small Company Value Portfolio				N/A	3,785,459
Wells Fargo Advantage Total Return Bond Portfolio				N/A	16,367,711

Total Affiliated Master Portfolios (Cost $214,989,541)					233,655,198

				Principal
Other : 0.03%
Gryphon Funding Limited, Pass-Through Entity (a)(i)				$229,964	62,090

Total Other (Cost $54,737)					62,090

Short-Term Investments : 1.82%

		Yield	Maturity date
U.S. Treasury Securities : 1.82%
U.S. Treasury Bill #(z)		0.02%	9-6-12	510,000	509,998
U.S. Treasury Bill #(z)		0.07	9-20-12	3,815,000	3,814,851

Total Short-Term Investments (Cost $4,324,717)					4,324,849

Total investments in securities (Cost $219,368,995)*	100.22%				238,042,137
Other assets and liabilities, net	(0.22)				(526,290)

Total net assets	100.00%				$237,515,847

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
#	All or a portion of this security has been segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $223,543,685 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,498,452
Gross unrealized depreciation	0

Net unrealized appreciation	$14,498,452

1

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Growth Balanced Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$233,655,198	$0	$233,655,198
Other	0	0	62,090	62,090
Short-term investments
U.S. Treasury securities	4,324,849	0	0	4,324,849

	$4,324,849	$233,655,198	$62,090	$238,042,137

As of August 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts +	$2,127,340	$0	$0	$2,127,340

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfer into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended August 31, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at August 31, 2012	Unrealized Gains (Losses)
9-20-12	102 Long	S&P 500 Index	$35,830,050	$2,453,914
12-19-12	237 Short	30-Year U.S. Treasury Bonds	35,883,281	(326,574)

The Fund had an average notional amount of $36,757,868 and $36,139,409 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name				Shares	Value
Affiliated Master Portfolios : 98.98%
Wells Fargo Advantage C&B Large Cap Value Portfolio				N/A	$5,442,101
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				N/A	16,299,998
Wells Fargo Advantage Emerging Growth Portfolio				N/A	1,611,904
Wells Fargo Advantage Equity Value Portfolio				N/A	5,445,073
Wells Fargo Advantage Index Portfolio				N/A	16,285,853
Wells Fargo Advantage Inflation-Protected Bond Portfolio				N/A	7,333,417
Wells Fargo Advantage International Equity Portfolio				N/A	2,404,070
Wells Fargo Advantage International Growth Portfolio				N/A	2,419,301
Wells Fargo Advantage International Index Portfolio				N/A	2,417,677
Wells Fargo Advantage International Value Portfolio				N/A	2,414,307
Wells Fargo Advantage Large Company Value Portfolio				N/A	5,431,294
Wells Fargo Advantage Managed Fixed Income Portfolio				N/A	51,402,798
Wells Fargo Advantage Small Cap Value Portfolio				N/A	1,624,896
Wells Fargo Advantage Small Company Growth Portfolio				N/A	1,631,935
Wells Fargo Advantage Small Company Value Portfolio				N/A	1,624,050
Wells Fargo Advantage Stable Income Portfolio				N/A	24,385,829
Wells Fargo Advantage Total Return Bond Portfolio				N/A	14,691,457

Total Affiliated Master Portfolios (Cost $152,905,557)					162,865,960

Security name				Principal	Value
Other : 0.01%
Gryphon Funding Limited, Pass-Through Entity (a)(i)				$41,756	11,274

Total Other (Cost $9,939)					11,274

Short-Term Investments : 1.05%

		Yield	Maturity date
U.S. Treasury Securities : 1.05%
U.S. Treasury Bill #(z)		0.02%	9-6-12	1,740,000	1,739,993

Total Short-Term Investments (Cost $1,739,996)					1,739,993

Total investments in securities (Cost $154,655,492)*	100.04%				164,617,227

Other assets and liabilities, net	(0.04)				(73,375)

Total net assets	100.00%				$164,543,852

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
#	All or a portion of this security has been segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $155,399,511 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,467,389
Gross unrealized depreciation	(1,249,673)

Net unrealized appreciation	$9,217,716

1

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Moderate Balanced Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$162,865,960	$0	$162,865,960
Other	0	0	11,274	11,274
Short-term investments
U.S. Treasury securities	1,739,993	0	0	1,739,993

	$1,739,993	$162,865,960	11,274	$164,617,227

As of August 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$980,528	$0	$0	$980,528

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended August 31, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Fund had long and short futures contracts outstanding as follows:

			Contract
Expiration date	Contracts	Type	value at August 31, 2012	Unrealized gains (losses)
9-20-12	47 Long	S&P 500 Index	$16,509,925	$1,130,725
12-19-12	109 Short	30-Year U.S. Treasury Bonds	16,503,281	(150,197)

As of August 31, 2012, the Fund had an average notional amount of $16,947,978 and $16,638,001 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 100.02%
Wells Fargo Advantage C&B Large Cap Value Portfolio		N/A	$281,810,522

Total Affiliated Master Portfolio (Cost $236,381,326)			281,810,522

Total investments in securities (Cost $236,381,326)*	100.02%		281,810,522
Other assets and liabilities, net	(0.02)		(54,353)

Total net assets	100.00%		$281,756,169

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Large Cap Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolios : 100.08%
Wells Fargo Advantage C&B Large Cap Value Portfolio		N/A	$32,533,191
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		N/A	97,715,908
Wells Fargo Advantage Emerging Growth Portfolio		N/A	9,785,250
Wells Fargo Advantage Equity Value Portfolio		N/A	32,624,181
Wells Fargo Advantage Index Portfolio		N/A	97,641,504
Wells Fargo Advantage International Equity Portfolio		N/A	14,483,368
Wells Fargo Advantage International Growth Portfolio		N/A	14,500,467
Wells Fargo Advantage International Index Portfolio		N/A	14,561,751
Wells Fargo Advantage International Value Portfolio		N/A	14,552,571
Wells Fargo Advantage Large Company Value Portfolio		N/A	32,516,056
Wells Fargo Advantage Small Cap Value Portfolio		N/A	9,737,081
Wells Fargo Advantage Small Company Growth Portfolio		N/A	9,779,734
Wells Fargo Advantage Small Company Value Portfolio		N/A	9,748,649

Total Affiliated Master Portfolios (Cost $348,297,510)			390,179,711

		Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)		$346,746	93,621
Total Other (Cost $82,534)			93,621

Total investments in securities (Cost $348,380,044)*	100.10%		390,273,332
Other assets and liabilities, net	(0.10)		(395,569)

Total net assets	100.00%		$389,877,763

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
*	Cost for federal income tax purposes is $334,667,947 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$55,605,385
Gross unrealized depreciation	0

Net unrealized appreciation	$55,605,385

1

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Equity Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$390,179,711	$0	$390,179,711
Other	0	0	93,621	93,621

	$0	$390,179,711	$93,621	$390,273,332

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolios : 99.90%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$30,934,994
Wells Fargo Advantage Small Cap Value Portfolio		N/A	30,909,711
Wells Fargo Advantage Small Company Growth Portfolio		N/A	30,943,440
Wells Fargo Advantage Small Company Value Portfolio		N/A	30,882,105

Total Affiliated Master Portfolios (Cost $110,056,150)			123,670,250

		Principal
Other : 0.15%
Gryphon Funding Limited, Pass-Through Entity (a)(i)		$663,976	179,274
Total Other (Cost $158,042)			179,274

Total investments in securities (Cost $110,214,192)*	100.05%		123,849,524
Other assets and liabilities, net	(0.05)		(57,290)

Total net assets	100.00%		$123,792,234

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
*	Cost for federal income tax purposes is $112,746,147 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,103,377
Gross unrealized depreciation	0

Net unrealized appreciation	$11,103,377

1

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Small Cap Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$123,670,250	$0	$123,670,250
Other	0	0	179,274	179,274

	$0	$123,670,250	$179,274	$123,849,524

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 100.01%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$907,410,784

Total Affiliated Master Portfolio (Cost $815,498,151)			907,410,784

Total investments in securities (Cost $815,498,151)*	100.01%		907,410,784
Other assets and liabilities, net	(0.01)		(47,194)

Total net assets	100.00%		$907,363,590

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Growth Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EQUITY VALUE FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 100.05%
Wells Fargo Advantage Equity Value Portfolio		N/A	$874,090,630

Total Affiliated Master Portfolio (Cost $764,795,772)			874,090,630

Total investments in securities (Cost $764,795,772) *	100.05%		874,090,630
Other assets and liabilities, net	(0.05)		(466,230)

Total net assets	100.00%		$873,624,400

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Equity Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INDEX FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 100.02%
Wells Fargo Advantage Index Portfolio		N/A	$2,363,725,945

Total Affiliated Master Portfolio (Cost $1,647,939,508)			2,363,725,945

Total investments in securities (Cost $1,647,939,508)*	100.02%		2,363,725,945
Other assets and liabilities, net	(0.02)		(484,552)

Total net assets	100.00%		$2,363,241,393

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INDEX FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 99.97%
Wells Fargo Advantage International Value Portfolio		N/A	$290,395,309

Total Affiliated Master Portfolio (Cost $344,472,259)			290,395,309

Total investments in securities (Cost $344,472,259)*	99.97%		290,395,309
Other assets and liabilities, net	0.03		98,646

Total net assets	100.00%		$290,493,955

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 99.95%
Wells Fargo Advantage Small Company Growth Portfolio		N/A	$116,208,628

Total Affiliated Master Portfolio (Cost $139,737,324)			116,208,628

Total investments in securities (Cost $139,737,324)*	99.95%		116,208,628
Other assets and liabilities, net	0.05		54,886

Total net assets	100.00%		$116,263,514

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Growth Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 100.00%
Wells Fargo Advantage Small Company Value Portfolio		N/A	$84,989,050

Total Affiliated Master Portfolio (Cost $79,143,149)			84,989,050

Total investments in securities (Cost $79,143,149)*	100.00%		84,989,050
Other assets and liabilities, net	0.00		1,890

Total net assets	100.00%		$84,990,940

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 100.15%
Wells Fargo Advantage Inflation-Protected Bond Portfolio		N/A	$64,340,989

Total Affiliated Master Portfolio (Cost $57,012,763)			64,340,989

Total investments in securities (Cost $57,012,763)*	100.15%		64,340,989
Other assets and liabilities, net	(0.15)		(99,527)

Total net assets	100.00%		$64,241,462

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Inflation-Protected Bond Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolio : 100.02%
Wells Fargo Advantage Total Return Bond Portfolio		N/A	$3,763,715,316

Total Affiliated Master Portfolio (Cost $3,666,216,045)			3,763,715,316

Total investments in securities (Cost $3,666,216,045)*	100.02%		3,763,715,316
Other assets and liabilities, net	(0.02)		(603,793)

Total net assets	100.00%		$3,763,111,523

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Total Return Bond Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolios : 23.13%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$6,416,901
Wells Fargo Advantage Equity Value Portfolio		N/A	9,633,748
Wells Fargo Advantage International Growth Portfolio		N/A	7,644,993
Wells Fargo Advantage Small Company Value Portfolio		N/A	6,375,764
Wells Fargo Advantage Total Return Bond Portfolio		N/A	128,126,028

Total Affiliated Master Portfolios (Cost $150,438,837)			158,197,434

Investment Companies : 75.38%

Alternative Investment Funds : 4.94%
ING Global Real Estate Fund		779,443	13,468,768
PIMCO CommodityRealReturn Strategy Fund		2,895,601	20,327,122

			33,795,890

International Equity Funds : 4.46%
DFA International Small Cap Value Portfolio		177,179	2,549,604
Dodge & Cox International Stock Fund		121,273	3,804,332
Oppenheimer Developing Markets Fund		99,968	3,192,992
T. Rowe Price International Discovery Fund		60,333	2,575,000
Templeton Institutional Foreign Equity Fund		211,677	3,844,053
Thornburg International Value Fund		438,882	11,402,149
Wells Fargo Advantage Emerging Markets Equity Fund (l)		153,965	3,165,518

			30,533,648

International Fixed Income Funds : 4.69%
Oppenheimer International Bond Fund		4,965,475	32,076,966

			32,076,966

U.S. Equity Funds : 9.83%
American Century Growth Fund		396,702	11,214,766
Eaton Vance Large Cap Value Fund		250,853	4,811,367
MFS Value Fund		191,834	4,799,683
Royce Pennsylvania Mutual Fund		555,834	6,392,095
T. Rowe Price Blue Chip Growth Fund		348,469	15,681,098
Wells Fargo Advantage Endeavor Select Fund †(l)		802,216	8,960,756
Wells Fargo Advantage Large Cap Growth Fund †(l)		260,014	8,962,673
Wells Fargo Advantage Small Cap Value Fund (l)		194,287	6,390,096

			67,212,534

U.S. Fixed Income Funds : 51.46%
PIMCO High Yield Fund		3,400,646	32,136,102
Wells Fargo Advantage Government Securities Fund (l)		11,174,159	128,167,601
Wells Fargo Advantage Short Duration Government Bond Fund (l)		18,493,802	191,595,790
			351,899,493

Total Investment Companies (Cost $479,863,532)			515,518,531

Short-Term Investments : 1.60%

	Yield
Investment Companies : 0.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.16%	444,015	444,015

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 1.53%
U.S. Treasury Bill #(z)		0.02%	9-6-12	$5,485,000	$5,484,978
U.S. Treasury Bill #(z)		0.07	9-20-12	4,985,000	4,984,806

					10,469,784

Total Short-Term Investments (Cost $10,913,634)					10,913,799

Total investments in securities (Cost $641,216,003)*	100.11%				684,629,764

Other assets and liabilities, net	(0.11)				(747,474)

Total net assets	100.00%				$683,882,290

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security has been segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $648,073,945 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,803,506
Gross unrealized depreciation	(247,687)

Net unrealized appreciation	$36,555,819

2

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$158,197,434	$0	$158,197,434
Investment companies	515,518,531	0	0	515,518,531
Short-term investments
Investment companies	444,015	0	0	444,015
U.S. Treasury securities	10,469,784	0	0	10,469,784

	$526,432,330	$158,197,434	$0	$684,629,764

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$2,692,472	$0	$0	$2,692,472

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three month’s ended August 31, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period
Wells Fargo Advantage Emerging Markets Equity Fund	153,813	5,924	5,772	153,965	$3,165,518
Wells Fargo Advantage Endeavor Select Fund	798,016	35,367	31,167	802,216	8,960,756
Wells Fargo Advantage Government Securities Fund	11,004,448	298,320	128,609	11,174,159	128,167,601
Wells Fargo Advantage Large Cap Growth Fund	0	268,826	8,812	260,014	8,962,673
Wells Fargo Advantage Small Cap Value Fund	202,358	3,501	11,572	194,287	6,390,096
Wells Fargo Advantage Short Duration Government Bond Fund	18,153,755	508,906	168,859	18,493,802	191,595,790
Wells Fargo Advantage Strategic Large Cap Growth Fund	255,200	7,480	262,680	0	0

					$347,242,434

As of August 31, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	1
Wells Fargo Advantage International Growth Portfolio	7
Wells Fargo Advantage Small Company Value Portfolio	3
Wells Fargo Advantage Total Return Bond Portfolio	3

Derivative transactions

During the three months ended August 31, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains (losses)
9-20-12	237 Long	S&P 500 Index	$83,252,175	$5,667,504
9-21-12	268 Short	MSCI EAFE E-Mini Index	19,677,900	(1,477,484)
9-21-12	83 Short	MSCI Emerging Markets E-Mini Index	3,931,295	(112,313)
9-21-12	220 Short	Russell 2000 E-Mini Index	17,844,200	(1,089,373)
12-19-12	18 Long	10-Year U.S. Treasury Notes	2,406,938	15,555
12-19-12	226 Short	30-Year U.S. Treasury Bonds	34,217,813	(311,417)

The Portfolio had an average notional amount of $81,935,868 and $72,796,697 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name			Shares	Value
Affiliated Master Portfolios : 28.66%
Wells Fargo Advantage Emerging Growth Portfolio			N/A	$5,698,891
Wells Fargo Advantage Equity Value Portfolio			N/A	14,250,831
Wells Fargo Advantage International Growth Portfolio			N/A	6,795,291
Wells Fargo Advantage Small Company Value Portfolio			N/A	5,681,602

Total Affiliated Master Portfolios (Cost $28,674,005)				32,426,615

Investment Companies : 71.70%

International Equity Funds : 23.93%
DFA International Small Cap Value Portfolio			157,073	2,260,284
Dodge & Cox International Stock Fund			107,620	3,376,050
Oppenheimer Developing Markets Fund			88,470	2,825,718
T. Rowe Price International Discovery Fund			53,511	2,283,833
Templeton Institutional Foreign Equity Fund			187,866	3,411,650
Thornburg International Value Fund			388,996	10,106,126
Wells Fargo Advantage Emerging Markets Equity Fund (l)			136,548	2,807,419

				27,071,080

U.S. Equity Funds : 47.77%
American Century Growth Fund			251,668	7,114,659
Eaton Vance Large Cap Value Fund			370,784	7,111,642
MFS Value Fund			283,901	7,103,202
Royce Pennsylvania Mutual Fund			494,667	5,688,666
T. Rowe Price Blue Chip Growth Fund			221,270	9,957,131
Wells Fargo Advantage Endeavor Select Fund (l)†			509,555	5,691,724
Wells Fargo Advantage Large Cap Growth Fund (l)†			165,100	5,691,002
Wells Fargo Advantage Small Cap Value Fund (l)			172,912	5,687,059

				54,045,085

Total Investment Companies (Cost $64,589,463)				81,116,165

Short-Term Investments : 0.27%

		Yield
Investment Companies : 0.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	299,917	299,917

Total Short-Term Investments (Cost $299,917)				299,917

Total investments in securities (Cost $93,563,385)*	100.63%			113,842,697

Other assets and liabilities, net	(0.63)			(713,992)

Total net assets	100.00%			$113,128,705

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $94,473,786 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,810,035
Gross unrealized depreciation	(441,124)

Net unrealized appreciation	$19,368,911

The accompanying notes are an integral part of these financial statements.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$32,426,615	$0	$32,426,615
Investment companies	81,116,165	0	0	81,116,165
Short-term investments
Investment companies	299,917	0	0	299,917

	$81,416,082	$32,426,615	$0	$113,842,697

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three month’s ended August 31, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchases	Shares Sold	Shares, End of Period	Value, End of Period
Wells Fargo Advantage Emerging Markets Equity Fund	136,165	1,184	801	136,548	$2,807,419
Wells Fargo Advantage Endeavor Select Fund	526,399	1,660	18,504	509,555	5,691,724
Wells Fargo Advantage Large Cap Growth Fund	0	167,307	2,207	165,100	5,691,002
Wells Fargo Advantage Small Cap Value Fund	183,559	640	11,287	172,912	5,687,059
Wells Fargo Advantage Strategic Large Cap Growth Fund	167,651	323	167,974	0	0

					$19,877,204

As of August 31, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	1
Wells Fargo Advantage International Growth Portfolio	6
Wells Fargo Advantage Small Company Value Portfolio	3

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS —August 31, 2012 (UNAUDITED)

Security name			Shares	Value
Affiliated Master Portfolios : 23.12%
Wells Fargo Advantage Emerging Growth Portfolio			N/A	$10,477,096
Wells Fargo Advantage Equity Value Portfolio			N/A	15,702,472
Wells Fargo Advantage International Growth Portfolio			N/A	12,456,138
Wells Fargo Advantage Small Company Value Portfolio			N/A	10,428,262
Wells Fargo Advantage Total Return Bond Portfolio			N/A	18,226,476

Total Affiliated Master Portfolios (Cost $61,251,472)				67,290,444

Investment Companies : 71.12%

Alternative Investment Funds : 4.74%
ING Global Real Estate Fund			316,883	5,475,743
PIMCO CommodityRealReturn Strategy Fund			1,183,834	8,310,515

				13,786,258

International Equity Funds : 17.07%
DFA International Small Cap Value Portfolio			287,804	4,141,501
Dodge & Cox International Stock Fund			197,447	6,193,927
Oppenheimer Developing Markets Fund			162,388	5,186,671
T. Rowe Price International Discovery Fund			98,033	4,184,064
Templeton Institutional Foreign Equity Fund			344,858	6,262,616
Thornburg International Value Fund			714,415	18,560,491
Wells Fargo Advantage Emerging Markets Equity Fund (l)			250,958	5,159,707

				49,688,977

International Fixed Income Funds : 2.68%
Oppenheimer International Bond Fund			1,209,984	7,816,496

U.S. Equity Funds : 37.67%
American Century Growth Fund			646,561	18,278,288
Eaton Vance Large Cap Value Fund			408,575	7,836,474
MFS Value Fund			312,847	7,827,426
Royce Pennsylvania Mutual Fund			907,686	10,438,385
T. Rowe Price Blue Chip Growth Fund			568,291	25,573,113
Wells Fargo Advantage Endeavor Select Fund (l)†			1,309,230	14,624,098
Wells Fargo Advantage Large Cap Growth Fund (l)†			424,191	14,621,862
Wells Fargo Advantage Small Cap Value Fund (l)			316,536	10,410,856

				109,610,502

U.S. Fixed Income Fund : 8.96%
PIMCO High Yield Fund			829,058	7,834,600
Wells Fargo Advantage Government Securities Fund (l)			1,589,614	18,232,877

				26,067,477

Total Investment Companies (Cost $173,095,629)				206,969,710

Short-Term Investments : 5.67%

	Yield
Investment Companies : 0.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%		634,097	634,097

		Maturity date	Principal
U.S. Treasury Securities : 5.45%
U.S. Treasury Bill (z)#	0.02	9-6-12	$8,635,000	8,634,965

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 5.45% (continued)
U.S. Treasury Bill (z)#		0.07%	9-20-12	$7,215,000	$7,214,719

					15,849,684

Total Short-Term Investments (Cost $16,483,545)					16,483,781

Total investments in securities (Cost $250,830,646)*	99.91%				290,743,935

Other assets and liabilities, net	0.09				261,345

Total net assets	100.00%				$291,005,280

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $260,717,922 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,592,773
Gross unrealized depreciation	(566,760)

Net unrealized appreciation	$30,026,013

2

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$67,290,444	$0	$67,290,444
Investment companies	206,969,710	0	0	206,969,710
Short-term investments
Investment companies	634,097	0	0	634,097
U.S. Treasury securities	15,849,684	0	0	15,849,684

	$223,453,491	$67,290,444	$0	$290,743,935

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$3,815,844	$0	$0	$3,815,844

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three month’s ended August 31, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period
Wells Fargo Advantage Emerging Markets Equity Fund	253,570	6,986	9,598	250,958	$5,159,707
Wells Fargo Advantage Endeavor Select Fund	1,316,587	20,608	27,965	1,309,230	14,624,098
Wells Fargo Advantage Government Securities Fund	1,531,634	321,431	263,451	1,589,614	18,232,877
Wells Fargo Advantage Large Cap Growth Fund	0	430,819	6,628	424,191	14,621,862
Wells Fargo Advantage Small Cap Value Fund	326,886	11,093	21,443	316,536	10,410,856
Wells Fargo Advantage Strategic Large Cap Growth Fund	422,994	1,128	424,122	0	0

					$63,049,400

As of August 31, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	2
Wells Fargo Advantage International Growth Portfolio	11
Wells Fargo Advantage Small Company Value Portfolio	5
Wells Fargo Advantage Total Return Bond Portfolio	0	*

*	The amount invested is less than 1%.

Derivative transactions

During the three months ended August 31, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains (losses)
9-20-12	357 Long	S&P 500 Index	$125,405,175	$8,588,699
9-21-12	436 Short	MSCI EAFE E-Mini Index	32,013,300	(2,421,697)
9-21-12	135 Short	MSCI Emerging Markets E-Mini Index	6,394,275	(182,416)
9-21-12	358 Short	Russell 2000 E-Mini Index	29,037,380	(1,780,341)
12-19-12	5 Long	10-Year U.S. Treasury Notes	668,594	4,321
12-19-12	287 Short	30-Year U.S. Treasury Bonds	43,453,594	(392,722)

The Portfolio had an average notional amount of $121,005,776 and $106,904,112 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name			Shares	Value
Affiliated Master Portfolios : 24.64%
Wells Fargo Advantage Emerging Growth Portfolio			N/A	$21,290,416
Wells Fargo Advantage Equity Value Portfolio			N/A	31,937,779
Wells Fargo Advantage International Growth Portfolio			N/A	25,310,638
Wells Fargo Advantage Small Company Value Portfolio			N/A	21,170,771
Wells Fargo Advantage Total Return Bond Portfolio			N/A	77,434,459

Total Affiliated Master Portfolios (Cost $163,249,638)				177,144,063

Investment Companies : 70.48%

Alternative Investment Funds : 4.79%
ING Global Real Estate Fund			790,142	13,653,655
PIMCO CommodityRealReturn Strategy Fund			2,954,941	20,743,683

				34,397,338

International Equity Funds : 14.05%
DFA International Small Cap Value Portfolio			585,038	8,418,702
Dodge & Cox International Stock Fund			401,337	12,589,940
Oppenheimer Developing Markets Fund			330,105	10,543,546
T. Rowe Price International Discovery Fund			199,283	8,505,417
Templeton Institutional Foreign Equity Fund			700,936	12,729,003
Thornburg International Value Fund			1,452,195	37,728,015
Wells Fargo Advantage Emerging Markets Equity Fund (l)			510,276	10,491,280

				101,005,903

International Fixed Income Funds : 4.49%
Oppenheimer International Bond Fund			5,001,490	32,309,628

				32,309,628

U.S. Equity Funds : 30.99%
American Century Growth Fund			1,314,360	37,156,957
Eaton Vance Large Cap Value Fund			830,923	15,937,094
MFS Value Fund			636,407	15,922,902
Royce Pennsylvania Mutual Fund			1,844,695	21,213,994
T. Rowe Price Blue Chip Growth Fund			1,154,748	51,963,641
Wells Fargo Advantage Endeavor Select Fund †(l)			2,661,065	29,724,092
Wells Fargo Advantage Large Cap Growth Fund †(l)			862,250	29,721,767
Wells Fargo Advantage Small Cap Value Fund (l)			643,237	21,156,060

				222,796,507

U.S. Fixed Income Funds : 16.16%
PIMCO High Yield Fund			3,426,809	32,383,348
Wells Fargo Advantage Government Securities Fund (l)			7,302,226	83,756,528

				116,139,876

Total Investment Companies (Cost $426,895,642)				506,649,252

Short-Term Investments : 4.93%
	Yield
Investment Companies : 0.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.16%		1,857,296	1,857,296

		Maturity date	Principal
U.S. Treasury Securities : 4.67%
U.S. Treasury Bill #(z)	0.02	9-6-12	$18,500,000	18,499,926

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)		0.07%	9-20-12	$15,095,000	$15,094,411

					33,594,337

Total Short-Term Investments (Cost $35,451,140)					35,451,633

Total investments in securities (Cost $625,596,420)*	100.05%				719,244,948

Other assets and liabilities, net	(0.05)				(327,017)

Total net assets	100.00%				$718,917,931

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security has been segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase
*	Cost for federal income tax purposes is $651,333,640 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$69,152,748
Gross unrealized depreciation	(1,241,440)

Net unrealized appreciation	$67,911,308

2

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$177,144,063	$0	$177,144,063
Investment companies	506,649,252	0	0	506,649,252
Short-term investments
Investment companies	1,857,296	0	0	1,857,296
U.S. Treasury securities	33,594,337	0	0	33,594,337

	$542,100,885	$177,144,063	$0	$719,244,948

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$8,877,773	$0	$0	$8,877,773

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three month’s ended August 31, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period
Wells Fargo Advantage Emerging Markets Equity Fund	518,379	8,586	16,689	510,276	$10,491,280
Wells Fargo Advantage Endeavor Select Fund	2,692,532	34,514	65,981	2,661,065	29,724,092
Wells Fargo Advantage Government Securities Fund	7,078,891	1,015,218	791,883	7,302,226	83,756,528
Wells Fargo Advantage Large Cap Growth Fund	0	878,834	16,584	862,250	29,721,767
Wells Fargo Advantage Small Cap Value Fund	672,291	4,353	33,407	643,237	21,156,060
Wells Fargo Advantage Strategic Large Cap Growth Fund	861,206	3,593	864,799	0	0

					$174,849,727

As of August 31, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	2%
Wells Fargo Advantage Equity Value Portfolio	3
Wells Fargo Advantage International Growth Portfolio	23
Wells Fargo Advantage Small Company Value Portfolio	10
Wells Fargo Advantage Total Return Bond Portfolios	2

Derivative transactions

During the three months ended August 31, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains (losses)
9-20-12	779 Long	S&P 500 Index	$273,643,225	$18,741,166
9-21-12	886 Short	MSCI EAFE E-Mini Index	65,054,550	(4,921,154)
9-21-12	274 Short	MSCI Emerging Markets E-Mini Index	12,978,010	(371,646)
9-21-12	728 Short	Russell 2000 E-Mini Index	59,048,080	(3,617,111)
12-19-12	24 Long	10-Year U.S. Treasury Notes	3,209,250	20,741
12-19-12	711 Short	30-Year U.S. Treasury Bonds	107,649,844	(974,223)

The Portfolio had an average notional amount of $266,178,700 and $235,815,196 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Affiliated Master Portfolios : 22.52%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$13,864,190
Wells Fargo Advantage Equity Value Portfolio		N/A	20,806,117
Wells Fargo Advantage International Growth Portfolio		N/A	16,463,996
Wells Fargo Advantage Small Company Value Portfolio		N/A	13,819,226
Wells Fargo Advantage Total Return Bond Portfolio		N/A	103,260,947

Total Affiliated Master Portfolios (Cost $157,791,801)			168,214,476

Investment Companies : 74.54%

Alternative Investment Funds : 4.86%
ING Global Real Estate Fund		830,900	14,357,950
PIMCO CommodityRealReturn Strategy Fund		3,119,474	21,898,705

			36,256,655

International Equity Funds : 8.77%
DFA International Small Cap Value Portfolio		379,739	5,464,441
Dodge & Cox International Stock Fund		260,211	8,162,809
Oppenheimer Developing Markets Fund		214,355	6,846,501
T. Rowe Price International Discovery Fund		129,395	5,522,599
Templeton Institutional Foreign Equity Fund		453,820	8,241,374
Thornburg International Value Fund		942,150	24,477,062
Wells Fargo Advantage Emerging Markets Equity Fund (l)		331,247	6,810,441

			65,525,227

International Fixed Income Funds : 4.61%
Oppenheimer International Bond Fund		5,327,300	34,414,355

U.S. Equity Funds : 19.45%
American Century Growth Fund		857,109	24,230,463
Eaton Vance Large Cap Value Fund		541,089	10,378,083
MFS Value Fund		413,844	10,354,383
Royce Pennsylvania Mutual Fund		1,197,833	13,775,078
T. Rowe Price Blue Chip Growth Fund		753,794	33,920,742
Wells Fargo Advantage Endeavor Select Fund (l)†		1,737,026	19,402,584
Wells Fargo Advantage Large Cap Growth Fund (l)†		561,888	19,368,272
Wells Fargo Advantage Small Cap Value Fund (l)		418,921	13,778,299

			145,207,904

U.S. Fixed Income Funds : 36.85%
PIMCO High Yield Fund		3,653,414	34,524,763
Wells Fargo Advantage Government Securities Fund (l)		9,005,627	103,294,546
Wells Fargo Advantage Short Duration Government Bond Fund (l)		13,259,893	137,372,489

			275,191,798

Total Investment Companies (Cost $505,816,172)			556,595,939

Short-Term Investments : 2.92%

	Yield
Investment Companies : 0.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	1,062,899	1,062,899

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 2.78%
U.S. Treasury Bill #(z)		0.02%	9-6-12	$11,260,000	$11,259,955
U.S. Treasury Bill #(z)		0.07	9-20-12	9,460,000	9,459,631

					20,719,586

Total Short-Term Investments (Cost $21,782,175)					21,782,485

Total investments in securities (Cost $685,390,148)*	99.98%				746,592,900

Other assets and liabilities, net	0.02				147,558

Total net assets	100.00%				$746,740,458

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $694,787,267 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,220,769
Gross unrealized depreciation	(1,415,136)

Net unrealized appreciation	$51,805,633

2

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$168,214,476	$0	$168,214,476
Investment companies	556,595,939	0	0	556,595,939
Short-term investments
Investment companies	1,062,899	0	0	1,062,899
U.S. Treasury securities	20,719,586	0	0	20,719,586

	$578,378,424	$168,214,476	$0	$746,592,900

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$5,863,362	$0	$0	$5,863,362

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three month’s ended August 31, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period
Wells Fargo Advantage Emerging Markets Equity Fund	328,569	8,646	5,968	331,247	$6,810,441
Wells Fargo Advantage Endeavor Select Fund	1,704,402	63,427	30,803	1,737,026	19,402,584
Wells Fargo Advantage Government Securities Fund	8,760,362	552,884	307,619	9,005,627	103,294,546
Wells Fargo Advantage Large Cap Growth Fund	0	570,221	8,333	561,888	19,368,272
Wells Fargo Advantage Short Duration Government Bond Fund	12,856,095	793,922	390,124	13,259,893	137,372,489
Wells Fargo Advantage Small Cap Value Fund	430,384	7,454	18,917	418,921	13,778,299
Wells Fargo Advantage Strategic Large Cap Growth Fund	546,175	11,245	557,420	0	0

					$300,026,631

As of August 31, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	2
Wells Fargo Advantage International Growth Portfolio	15
Wells Fargo Advantage Small Company Value Portfolio	7
Wells Fargo Advantage Total Return Bond Portfolio	3

Derivative transactions

During the three months ended August 31, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains (losses)
9-20-12	515 Long	S&P 500 Index	$180,906,625	$12,332,797
9-21-12	581 Short	MSCI EAFE E-Mini Index	42,659,925	(3,218,212)
9-21-12	180 Short	MSCI Emerging Markets E-Mini Index	8,525,700	(240,436)
9-21-12	477 Short	Russell 2000 E-Mini Index	38,689,470	(2,361,665)
12-19-12	27 Long	10-Year U.S. Treasury Notes	3,610,406	23,333
12-19-12	493 Short	30-Year U.S. Treasury Bonds	74,643,281	(672,455)

The Portfolio had an average notional amount of $174,017,744 and $156,017,563 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name				Shares	Value
Affiliated Master Portfolios : 22.06%
Wells Fargo Advantage Emerging Growth Portfolio				N/A	$17,018,299
Wells Fargo Advantage Equity Value Portfolio				N/A	25,488,810
Wells Fargo Advantage International Growth Portfolio				N/A	20,211,299
Wells Fargo Advantage Small Company Value Portfolio				N/A	16,932,621

Total Affiliated Master Portfolios (Cost $68,262,400)					79,651,029

Investment Companies : 71.64%

International Equity Funds : 22.38%
DFA International Small Cap Value Portfolio				469,132	6,750,811
Dodge & Cox International Stock Fund				322,007	10,101,365
Oppenheimer Developing Markets Fund				264,104	8,435,485
T. Rowe Price International Discovery Fund				159,001	6,786,161
Templeton Institutional Foreign Equity Fund				560,211	10,173,431
Thornburg International Value Fund				1,162,229	30,194,717
Wells Fargo Advantage Emerging Markets Equity Fund (l)				408,710	8,403,068

					80,845,038

U.S. Equity Funds : 49.26%
American Century Growth Fund				1,049,183	29,660,394
Eaton Vance Large Cap Value Fund				663,207	12,720,314
MFS Value Fund				506,957	12,684,071
Royce Pennsylvania Mutual Fund				1,472,116	16,929,329
T. Rowe Price Blue Chip Growth Fund				922,319	41,504,359
Wells Fargo Advantage Endeavor Select Fund (l)†				2,124,783	23,733,828
Wells Fargo Advantage Large Cap Growth Fund (l)†				688,243	23,723,721
Wells Fargo Advantage Small Cap Value Fund (l)				514,769	16,930,743

					177,886,759

Total Investment Companies (Cost $206,817,216)					258,731,797

Short-Term Investments : 6.59%

		Yield
Investment Companies : 0.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		3,000,000	3,000,000

			Maturity date	Principal
U.S. Treasury Securities : 5.76%
U.S. Treasury Bill ##(z)		0.02	9-6-12	6,300,000	6,299,975
U.S. Treasury Bill ##(z)		0.07	9-20-12	14,485,000	14,484,435

					20,784,410

Total Short-Term Investments (Cost $23,783,915)					23,784,410

Total investments in securities (Cost $298,863,531)*	100.29%				362,167,236

Other assets and liabilities, net	(0.29)				(1,032,243)

Total net assets	100.00%				$361,134,993

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

*	Cost for federal income tax purposes is $291,555,446 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$71,413,027
Gross unrealized depreciation	(801,237)

Net unrealized appreciation	$70,611,790

2

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$79,651,029	$0	$79,651,029
Investment companies	258,731,797	0	0	258,731,797
Short-term investments
Investment companies	3,000,000	0	0	3,000,000
U.S. Treasury securities	20,784,410	0	0	20,784,410

	$282,516,207	$79,651,029	$0	$362,167,236

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$1,929,631	$0	$0	$1,929,631

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three month’s ended August 31, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchases	Shares Sold	Shares, End of Period	Value, End of Period
Wells Fargo Advantage Emerging Markets Equity Fund	412,099	18,156	21,545	408,710	$8,403,068
Wells Fargo Advantage Endeavor Select Fund	2,170,521	47,732	93,470	2,124,783	23,733,828
Wells Fargo Advantage Large Cap Growth Fund	0	706,016	17,773	688,243	23,723,721
Wells Fargo Advantage Small Cap Value Fund	541,954	22,827	50,012	514,769	16,930,743
Wells Fargo Advantage Strategic Large Cap Growth Fund	692,895	2,767	695,662	0	0

					$72,791,360

As of August 31, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	2%
Wells Fargo Advantage Equity Value Portfolio	2
Wells Fargo Advantage International Growth Portfolio	18
Wells Fargo Advantage Small Company Value Portfolio	8

Derivative transactions

During the three months ended August 31, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains (losses)
9-20-12	393 Long	S&P 500 Index	$138,051,075	$9,454,786
9-21-12	748 Short	MSCI EAFE E-Mini Index	54,921,900	(4,154,654)
9-21-12	232 Short	MSCI Emerging Markets E-Mini Index	10,988,680	(314,981)
9-21-12	615 Short	Russell 2000 E-Mini Index	49,882,650	(3,055,520)

The Portfolio had an average notional amount of $133,717,365 and $113,520,219 in long futures contracts and short futures contracts, respectively, during the three months ended August 31, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation—Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FGLMC—Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal

Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 26, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: October 26, 2012